GENERAL	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-        GENERAL

a.	General:

Caesarstone Ltd. (formerly Caesarstone Sdot-Yam Ltd.), incorporated under the laws of the State of Israel, was founded in 1987. On June 9, 2016, the Company changed its name from Caesarstone Sdot-Yam Ltd. to Caesarstone Ltd.

Caesarstone Ltd. and its subsidiaries (collectively, the "Company" or "Caesarstone") manufacture high quality engineered quartz surfaces sold under the Company's premium Caesarstone brand. The Company's products consist of engineered quartz slabs that are currently sold in approximately 50 countries through a combination of direct sales in certain markets and indirectly through a network of independent distributors in other markets. The Company's products are primarily used as kitchen countertops in the renovation and remodeling end markets and in the new buildings construction market. Other applications include vanity tops, wall panels, back splashes, floor tiles, stairs and other interior surfaces that are used in a variety of residential and non-residential applications.

The Company has subsidiaries in Australia, Singapore, Canada and the United States which are engaged in the marketing and selling of the Company's products in different geographic areas. In January 2017, the Company commenced direct marketing and sales operations in the United Kingdom through its fully owned subsidiary Caesarstone (UK) Ltd. In addition, the Company has a subsidiary in the United States, Caesarstone Technologies USA, Inc., which is engaged in the manufacturing of the Company's products.

b.	Major suppliers:

In 2017, the Company acquired approximately 69% of its quartz consumption from Turkey, of which approximately 42% was supplied by Mikroman Madencilik San ve TIC.LTD.STI ("Mikroman"), constituting approximately 29% of Company's total quartz, and approximately 34% was supplied by Polat Maden Sanayi ve Ticaret A.Ş. (“Polat”), constituting approximately 23% of Company’s total quartz. If Mikroman or Polat cease supplying the Company with quartz or if the Company's supply of quartz generally from Turkey is adversely impacted, the Company's other suppliers may be unable to meet the Company's quartz requirements. In that case, the Company would need to locate and qualify alternate suppliers, which could take time, increase costs and require adjustments to the appearance of the Company's products. As a result, the Company may experience a delay in manufacturing, which could materially and adversely impact the Company's results of operations.